Fair value measurement of instruments (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2019	Dec. 31, 2018
Financial assets, category | At fair value
Disclosure of fair value measurement of instruments [Line Items]
Book value		₩ 1,437,464	₩ 1,422,765
Fair value		1,437,464	1,422,765
Financial assets, category | At amortized cost
Disclosure of fair value measurement of instruments [Line Items]
Book value		14,226,421	14,022,525
Fair value		14,226,421	14,022,525
Financial assets at fair value through other comprehensive income | At fair value
Disclosure of fair value measurement of instruments [Line Items]
Book value		379,170	399,495
Fair value		379,170	399,495
Derivative Financial Instruments, Assets | Not Designated as Hedging Instrument | At fair value
Disclosure of fair value measurement of instruments [Line Items]
Book value		165,204	37,631
Fair value		165,204	37,631
Derivative Financial Instruments, Assets | Designated as Hedging Instrument | At fair value
Disclosure of fair value measurement of instruments [Line Items]
Book value		145,829	64,704
Fair value		145,829	64,704
Long-term financial instruments | At fair value
Disclosure of fair value measurement of instruments [Line Items]
Book value			0
Fair value			0
Long-term financial instruments | At amortized cost
Disclosure of fair value measurement of instruments [Line Items]
Book value		608,256	448,741
Fair value		608,256	448,741
Short-term financial instruments | At fair value
Disclosure of fair value measurement of instruments [Line Items]
Book value			0
Fair value			0
Short-term financial instruments | At amortized cost
Disclosure of fair value measurement of instruments [Line Items]
Book value		1,351,971	1,869,286
Fair value		1,351,971	1,869,286
Financial assets at fair value through profit or loss | At fair value
Disclosure of fair value measurement of instruments [Line Items]
Book value		747,261	920,935
Fair value		747,261	920,935
Financial assets at amortized cost | At amortized cost
Disclosure of fair value measurement of instruments [Line Items]
Book value		13,609	14,042
Fair value		13,609	14,042
Held-to-maturity investments | At amortized cost
Disclosure of fair value measurement of instruments [Line Items]
Book value			0
Fair value			0
Loans and receivables | At amortized cost
Disclosure of fair value measurement of instruments [Line Items]
Book value		738,707	718,674
Fair value		738,707	718,674
Trade receivables | At amortized cost
Disclosure of fair value measurement of instruments [Line Items]
Book value		9,703,749	9,613,437
Fair value		9,703,749	9,613,437
Cash and Cash Equivalents | At amortized cost
Disclosure of fair value measurement of instruments [Line Items]
Book value		1,810,129	1,358,345
Fair value		1,810,129	1,358,345
Liabilities | At fair value
Disclosure of fair value measurement of instruments [Line Items]
Book value		169,960	312,163
Fair value		169,960	312,163
Liabilities | At amortized cost
Disclosure of fair value measurement of instruments [Line Items]
Book value		81,491,703	70,381,718
Fair value		85,246,892	73,009,715
Derivative Financial Instruments, Liabilities | Not Designated as Hedging Instrument | At fair value
Disclosure of fair value measurement of instruments [Line Items]
Book value		53,147	99,010
Fair value		53,147	99,010
Derivative Financial Instruments, Liabilities | Designated as Hedging Instrument | At fair value
Disclosure of fair value measurement of instruments [Line Items]
Book value		116,813	213,153
Fair value		116,813	213,153
Secured borrowings | At amortized cost
Disclosure of fair value measurement of instruments [Line Items]
Book value		227,135	741,029
Fair value		227,135	741,029
Unsecured bond | At amortized cost
Disclosure of fair value measurement of instruments [Line Items]
Book value		63,171,664	56,603,988
Fair value		66,917,421	58,804,070
Lease liabilities | At amortized cost
Disclosure of fair value measurement of instruments [Line Items]
Book value		5,070,133	0
Fair value		5,070,133	0
Finance lease liabilities | At amortized cost
Disclosure of fair value measurement of instruments [Line Items]
Book value		0	283,806
Fair value		0	283,806
Unsecured borrowings | At amortized cost
Disclosure of fair value measurement of instruments [Line Items]
Book value		4,104,523	3,522,602
Fair value		4,113,955	3,950,517
Trade and other payables | At amortized cost
Disclosure of fair value measurement of instruments [Line Items]
Book value	[1]	8,545,029	9,063,285
Fair value	[1]	8,545,029	9,063,285
Bank overdraft | At amortized cost
Disclosure of fair value measurement of instruments [Line Items]
Book value		373,219	167,008
Fair value		₩ 373,219	₩ 167,008

[1]	Excludes lease liabilities (current year) and finance lease liabilities (prior year)